Leases - Schedule of Future Minimum Lease Payments Under Finance Leases (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021 (excluding the three months ended March 31, 2021)	$ 79,899
2022	78,379	$ 106,532
2023	10,496	78,379
Thereafter
Total finance lease payment	168,774	195,407
Less: Imputed interest	(16,738)	(21,733)
Finance lease liabilities	152,036	173,674
Finance lease liability - current	90,799	90,565	$ 34,425
Finance lease liability - non-current	$ 61,237	$ 83,109	$ 53,480